Shareholder Report, Line Graph (Details) DFHL_Dimensional 2065 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jan. 02, 2020	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name							Dimensional 2065 Target Date Retirement Income Fund – Institutional
Accumulated Value	$ 16,273	$ 12,397	$ 11,270	$ 13,363	$ 9,682	$ 10,000	$ 19,508
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	10,182	9,263	9,107	10,363	10,449	10,000	$ 10,721
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	10,810	10,218	9,886	10,196	10,211	10,000	$ 11,337
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P Global BMI Index (net div.)
Accumulated Value	15,412	11,660	10,665	13,446	9,748	10,000	$ 18,791
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. TIPS Index
Accumulated Value	$ 11,041	$ 10,165	$ 10,239	$ 11,566	$ 10,802	$ 10,000	$ 11,710